Warrant liability (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.53%
Expected life of warrants	3 years
Expected annualized volatility	72.42%
Forfeiture rate	0.00%